PROPERTY AND EQUIPMENT (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule of Property and Equipment
	September 30	December 31
	2022	2021

Production equipment	$5,025,700	$1,461,586
Leasehold improvements	12,431	12,431
Kiosks plus improvements	3,631,279	3,686,107
Less accumulated depreciation	(230,319)	(161,353)
Total property and equipment	$8,439,091	$4,998,771

	December 31,	December 31,
	2021	2020

Production equipment	$1,461,586	$1,390,373
Leasehold improvements	12,431	12,431
Kiosks plus Improvements	3,686,107	3,677,357
Less accumulated depreciation	(161,353)	(74,852)
Total property and equipment	$4,998,771	$5,005,309